COMMITMENTS	12 Months Ended
Jan. 31, 2021
COMMITMENTS [abstract]
COMMITMENTS

21. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada and Oregon. At January 31, 2021, the Company has the following future minimum payments:

	Third Parties	Related Parties	Total
2022	$277,214	$1,431,192	$1,708,406
2023	$232,961	$1,467,282	$1,700,243
2024	$224,513	$1,504,455	$1,728,968
2025	$80,414	$1,314,551	$1,394,965
2026	$45,743	$1,353,987	$1,399,730
Thereafter	$415,496	$10,405,121	$10,820,617
	$1,276,341	$17,476,588	$18,752,929